S000088434 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Top 20 U.S. Stocks ETF | iShares Top 20 U.S. Stocks ETF
Prospectus [Line Items]
Annual Return [Percent]	20.45%